Other assets - Office buildings, land, equipment and facilities and Other / Other liabilities - Estimated amortization expenses for next five years (Detail) ¥ in Millions	Mar. 31, 2026 JPY (¥)
Other assets-Other / Other liabilities [Abstract]
2027	¥ 10,300
2028	9,752
2029	9,752
2030	9,752
2031	¥ 9,752